Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
General and administrative costs	$ 1,068,469	$ 873,724	$ 2,053,784	$ 1,045,584	$ 453,416	$ 6,484,916
Loss from operations	(1,068,469)	(873,724)	(2,053,784)	(1,045,584)	(453,416)	(6,484,916)
Other Income
Compensation expense		(45,727)		(45,727)
Interest earned on investments held in Trust Account	2,740,218	3,103,744	5,438,602	6,188,872	5,679,743	12,263,666
Total other income	2,740,218	3,058,017	5,438,602	6,143,145	5,679,743	12,263,666
Net income	$ 1,671,749	$ 2,184,293	$ 3,384,818	$ 5,097,561	$ 5,226,327	$ 5,778,750
Class A Ordinary Shares
Other Income
Weighted average shares outstanding (in Shares)	28,750,000	28,750,000	28,750,000	28,750,000	14,813,559	28,750,000
Diluted weighted average shares outstanding (in Shares)	28,750,000	28,750,000	28,750,000	28,750,000	14,813,559	28,750,000
Basic net income per ordinary share (in Dollars per share)	$ 0.05	$ 0.06	$ 0.09	$ 0.14	$ 0.24	$ 0.16
Diluted net income per ordinary share (in Dollars per share)	$ 0.05	$ 0.06	$ 0.09	$ 0.14	$ 0.24	$ 0.16
Class B Ordinary Shares
Other Income
Weighted average shares outstanding (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	6,733,051	7,187,500
Diluted weighted average shares outstanding (in Shares)	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Basic net income per ordinary share (in Dollars per share)	$ 0.05	$ 0.06	$ 0.09	$ 0.14	$ 0.24	$ 0.16
Diluted net income per ordinary share (in Dollars per share)	$ 0.05	$ 0.06	$ 0.09	$ 0.14	$ 0.24	$ 0.16